SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 2-91229

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 27                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-4025

     Amendment No. 28                                                 [X]

                        (Check appropriate box or boxes.)


                        AMERICAN CENTURY MUNICIPAL TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: October 1, 1999

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on October 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
This  filing  is  being  made  to  extend  the  date  of  effectiveness  of  the
Registrant's Post-Effective Amendment No. 26 to October 1, 1999. The Post-Effective Amendment originally requested effectiveness as of September 7, 1999.

The following documents are hereby incorporated by reference:

* Prospectuses for each of the funds under the issuer American Century Municipal Trust, filed pursuant to Rule 485(a) on July 8, 1999 (Accession No. 0000746458-99-000009).

*    Statements of Additional Information for American Century  Municipal Trust,
     filed   pursuant   to  Rule   485(a)  on  July  8,  1999   (Accession   No.
     0000746458-99-000009).

*    Part C to the Registration  Statement of American Century  Municipal Trust,
     filed   pursuant   to  Rule   485(a)  on  July  8,  1999   (Accession   No.
     0000746458-99-000009).

Registrant is extending effectiveness of its Registration Statement in order to incorporate comments provided to its advisor by the staff of the Commission.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this 1933 Post-Effective Amendment No. 27 and 1940 Act Amendment No. 28 to its Registration Statement pursuant to Rule 485(b) promogulated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 27/Amendment No. 28 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, and State of Missouri, on the 2nd day of September, 1999.

                           AMERICAN CENTURY MUNICIPAL TRUST (Registrant)


                           By: /*/George A. Rio
                               George A. Rio
                               President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27/Amendment No. 28 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                          Date
*George A. Rio                       President, Principal Executive       September 2, 1999
---------------------------------    Officer and Principal Financial
George A. Rio                        Officer

*Maryanne Roepke                     Vice President, Treasurer and        September 2, 1999
---------------------------------    Principal Accounting Officer
Maryanne Roepke

*James E. Stowers III                Trustee, Chairman of the Board       September 2, 1999
---------------------------------
James E. Stowers III

*William M. Lyons                                                         September 2, 1999
---------------------------------    Trustee
William M. Lyons

*Albert A. Eisenstat                 Trustee                              September 2, 1999
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Trustee                              September 2, 1999
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Trustee                              September 2, 1999
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Trustee                              September 2, 1999
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Trustee                              September 2, 1999
---------------------------------
Isaac Stein

*Jeanne D. Wohlers                   Trustee                              September 2, 1999
---------------------------------
Jeanne D. Wohlers

/s/Charles C.S. Park
*by Charles C.S. Park, Attorney in Fact (pursuant to a Power of Attorney dated December 18, 1998).